Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Leasing revenue	$ 0	$ 0	$ 112,118
Service revenue (including amortization of above market acquired drilling contracts), net	1,180,250	941,903	587,531
Total Revenues	1,180,250	941,903	699,649
EXPENSES:
Drilling rigs and drillships operating expenses	504,957	563,583	281,833
Depreciation and amortization	235,473	224,479	162,532
Loss on sale of assets	0	133	754
General and administrative expenses	126,868	83,647	46,718
Legal settlements and other, net (Note 17)	6,000	4,524	0
Operating income	306,952	65,537	207,812
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes ($22,904) accumulated other comprehensive reclassifications in 2012 for losses on previously designated cash flow hedges) (Note 13)	(220,564)	(116,427)	(63,752)
Interest income	9,595	553	9,810
Gain / (Loss) on interest rate swaps (Note 10)	8,616	(36,974)	(33,455)
Other, net	3,315	(1,068)	2,311
Total other expenses, net	(199,038)	(153,916)	(85,086)
INCOME / (LOSS) BEFORE INCOME TAXES	107,914	(88,379)	122,726
Income taxes (Note 14)	(44,591)	(43,957)	(27,428)
NET INCOME / (LOSS)	63,323	(132,336)	95,298
NET INCOME / (LOSS) TO COMMON STOCKHOLDERS (Note 15)	$ 63,221	$ (132,336)	$ 95,298
EARNINGS/ (LOSS) PER SHARE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 15)	$ 0.48	$ (1.00)	$ 0.72
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 15)	131,727,504	131,696,935	131,696,928